Average Annual Total Returns - Invesco SP International Developed High Dividend Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P EPAC Ex-Korea Low Volatility High Dividend Index(Net)(reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year		S&P EPAC Ex-Korea Low Volatility High Dividend Index(Net)(reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception		MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Dec. 01, 2016	(5.24%)	5.56%	(6.33%)	4.32%	(2.68%)	4.21%	(5.46%)	[1]	5.60%	[1]	7.82%	9.81%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward, as it more closely reflects the performance of the types of securities in which the Fund invests.